Earnings Per Share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The computation of basic and diluted earnings per share for net income attributable to Wabtec shareholders is as follows:

	Three Months Ended September 30,
In thousands, except per share data	2018	2017
Numerator
Numerator for basic and diluted earnings per common share - net income attributable
to Wabtec shareholders	$87,739	$67,399
Less: dividends declared - common shares and non-vested restricted stock	(11,586)	(11,518)
Undistributed earnings	76,153	55,881
Percentage allocated to common shareholders (1)	99.7%	99.7%
	75,925	55,713
Add: dividends declared - common shares	11,552	11,485
Numerator for basic and diluted earnings per common share	$87,477	$67,198
Denominator
Denominator for basic earnings per common share - weighted average shares	96,208	95,709
Effect of dilutive securities:
Assumed conversion of dilutive stock-based compensation plans	429	607
Denominator for diluted earnings per common share -
adjusted weighted average shares and assumed conversion	96,637	96,316
Net income attributable to Wabtec shareholders per common share
Basic	$0.91	$0.70
Diluted	$0.91	$0.70

(1) Basic weighted-average common shares outstanding	96,208	95,709
Basic weighted-average common shares outstanding and non-vested restricted stock expected to vest	96,495	95,983
Percentage allocated to common shareholders	99.7%	99.7%

	Nine Months Ended September 30,
In thousands, except per share data	2018	2017
Numerator
Numerator for basic and diluted earnings per common share - net income attributable
to Wabtec shareholders	$260,521	$213,313
Less: dividends declared - common shares and non-vested restricted stock	(34,682)	(30,693)
Undistributed earnings	225,839	182,620
Percentage allocated to common shareholders (1)	99.7%	99.4%
	225,161	181,524
Add: dividends declared - common shares	34,579	30,508
Numerator for basic and diluted earnings per common share	$259,740	$212,032
Denominator
Denominator for basic earnings per common share - weighted average shares	95,935	95,163
Effect of dilutive securities:
Assumed conversion of dilutive stock-based compensation plans	501	645
Denominator for diluted earnings per common share -
adjusted weighted average shares and assumed conversion	96,436	95,808
Net income attributable to Wabtec shareholders per common share
Basic	$2.71	$2.23
Diluted	$2.70	$2.22

(1) Basic weighted-average common shares outstanding	95,935	95,163
Basic weighted-average common shares outstanding and non-vested restricted stock expected to vest	96,221	95,740
Percentage allocated to common shareholders	99.7%	99.4%

The computation of earnings per share from operations is as follows:

	For the Year Ended December 31,
In thousands, except per share data	2017	2016	2015
Numerator
Numerator for basic and diluted earnings per common share - net income attributable to Wabtec shareholders	$262,261	$304,887	$398,628
Less: dividends declared - common shares and non-vested restricted stock	(42,218)	(32,430)	(26,963)
Undistributed earnings	220,043	272,457	371,665
Percentage allocated to common shareholders (1)	99.7%	99.7%	99.7%
	219,383	271,640	370,550
Add: dividends declared - common shares	42,092	32,333	26,875
Numerator for basic and diluted earnings per common share	$261,475	$303,973	$397,425
Denominator
Denominator for basic earnings per common share - weighted average shares	95,453	90,359	96,074
Effect of dilutive securities:
Assumed conversion of dilutive stock-based compensation plans	672	782	932
Denominator for diluted earnings per common share - adjusted weighted average shares and assumed conversion	96,125	91,141	97,006
Net income per common share attributable to Wabtec shareholders
Basic	$2.74	$3.37	$4.14
Diluted	$2.72	$3.34	$4.10

(1) Basic weighted-average common shares outstanding	95,453	90,359	96,074
Basic weighted-average common shares outstanding and non-vested restricted stock expected to vest	95,740	90,627	96,388
Percentage allocated to common shareholders	99.7%	99.7%	99.7%